Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense
Rent expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Straight-line rent expense	$83	$83	$166	$166
Contingent rent expense	75	78	164	155
Total rent expense	$158	$161	$330	$321
Rent expense consisted of the following:

	Year Ended December 31,
	2017	2016
Straight-line rent expense	$332	$299
Contingent rent expense	281	266
Total rent expense	$613	$565

Schedule of Future Minimum Rental Payments	Future minimum lease payments as of June 30, 2018 are as follows:

Years Ending December 31,	Operating Leases
2018	171
2019	347
2020	353
2021	59
Thereafter	—
Total	$930
Future minimum lease payments as of December 31, 2017 are as follows:

Years ending December 31,	Operating Leases
2018	341
2019	347
2020	353
2021	59
Thereafter	—
Total	$1,100